BORROWINGS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Text Block]

14. BORROWINGS

          Total borrowings as of December 31, 2010 and 2011 consist of:

	December 31,

	2010	2011

	US$	US$

Short-term:

Secured	15,779	20,087
Unsecured	1,963	794
Long-term:
Current portion, secured	60,798	51,651
Non-current, secured	224,297	215,382

Total borrowings	302,837	287,914

          The short-term loans outstanding as of December 31, 2010 represent RMB denominated loans obtained by Yingchuan, Zhougongyuan, Fujian Huabang and Jinling from financial institutions, which were all settled in 2011. The short-term loans for Yingchuan were obtained from Shanghai Pudong Development Bank with annual interest rates between 7.784% and 8.134% and were guaranteed by Wuliting. The short-term loan for Zhougongyuan was obtained from Agricultural Bank of China with an interest rate of 7.65% and was secured by the pledge of the property, plant and equipment of Zhougongyuan. The short-term loan for Fujian Huabang was obtained from Bank of China with an annual interest rate of 5.35% and was secured by the pledge of a certificate of deposit of Fujian Huabang. The short-term loan for Jinling of US$2,869 was obtained from Agricultural Bank of China with an annual interest rate of 6.1065% and was guaranteed by Fujian Taiyu Investment (Group) Co., Ltd. The short-term loan for Jinling of US$4,454 was obtained from Agricultural Bank of China with an annual interest rate of 5.841% and was secured by the pledge of the property, plant and equipment of Jinling. The short-term loan for Jinling of US$1,963 was obtained from China Construction Bank with an annual interest rate of 6.116% and was unsecured.

          The short-term loans outstanding as of December 31, 2011 represent RMB denominated loans of US$9,141, US$1,111, US$794, US$1,587, US$5,555 and US$2,693 for Jinling, Jinlong, Wuliting, Yingchuan, Ruiyang and Binlangjiang from financial institutions. These loans are due for settlement in 2012. The short-term loans for Jinling of US$7,554 were obtained from Agricultural Bank of China with annual interest rates between 5.8410% and 7.8720% and were secured by the pledge of the property, plant and equipment of Jinling. The short-term loan for Jinling of US$1,587 was obtained from China Construction Bank with an annual interest rate of 6.1160% and was guaranteed by Fujian Taiyu Investment (Group) Co., Ltd. The short-term loan for Jinlong of US$1,111 was obtained from Rural Credit Cooperative Shaowu Jiefang Branch with an annual interest rate of 14.43% and was secured by the pledge of the property, plant and equipment of Jinlong. The short-term loan for Wuliting of US$794 was obtained from Shanghai Pudong Development Bank with an annual interest rate of 9.76% and was guaranteed by Yingchuan. The short-term loan for Yingchuan of US$1,587 was obtained from Shanghai Pudong Development Bank with an annual interest rate of 10.496% and was guaranteed by Wuliting. The short-term loans for Ruiyang of US$5,555 were obtained from Shanghai Pudong Development Bank with annual interest rates between 10.496% and 18% and were guaranteed by Wuliting. The short-term loan for Binglangjiang of US$1,587 was obtained from Agricultural Bank of China with annual interest rates of 6.626% and 6.888% and was secured by the pledge of the property, plant and equipment of Binglangjiang. The short-term loan for Binglangjiang of US$1,106 was obtained from Construction Bank of China with annual interest rates between 6.728% and 7.625% and was secured by the pledge of proceeds from the future electricity sales of Binglangjiang.

          The long-term loans of US$285,095 outstanding as of December 31, 2010 relate to RMB denominated bank loans obtained by Binglangjiang, Hengda, Xineng, Xiaopengzu, Yingchuan, Wuliting, Jiulongshan, Ruiyang, Zhougongyuan, Yuheng, Wangkeng, Yuanping, Banzhu and Jinling from financial institutions. The loan balances of Yinchuan that were not in compliance with certain debt covenants were classified as current portion of long-term loans as of December 31, 2010.

          The long-term loans of US$267,033 outstanding as of December 31, 2011 relate to RMB denominated bank loans obtained by Binglangjiang, Hengda, Xineng, Xiaopengzu, Yingchuan, Wuliting, Jiulongshan, Ruiyang, Zhougongyuan, Shapulong, Yuheng, Wangkeng, Banzhu, Jinling and its subsidiaries from financial institutions. The loan balances of Yingchuan that were not in compliance with certain debt covenants as of December 31, 2010 were not settled during the year ended December 31, 2011 and remained classified as current portion of long-term loans as of December 31, 2011.

          As of December 31, 2011, Yuheng was in violation of certain debt covenant provisions relating to the use of funds. As a result, the financial institutions have the right to call the entire outstanding loan balances at any time. Accordingly, the Company classified the loan balances of Yuheng in the amount of US$ 13,014 as current portion of long-term loans in the consolidated balance sheets as of December 31, 2011.

          The interest rates on these long-term loans are variable based on the benchmark rate published by the People’s Bank of China each year. The weighted average interest rate on the long-term loans for the year ended December 31, 2010 and 2011 was 6.26% and 7.00%, respectively. The long-term loans are due from 2012 to 2027 and are secured by the following:

(a) Corporate guarantee by third parties

          Long-term loans amounted to US$44,394 and US$30, 552 as of December 31, 2010 and 2011, respectively, were guaranteed by the following third parties:

	December 31,

	2010	2011

	US$	US$

Guaranteed by:
Guangsha Construction Group Co., Ltd.	13,590	14,284
Fujian Province Anheng Assets Management Co., Ltd. and Fujian Yuneng Power Group Ltd.	8,758	—
Fujian Taiyu Investment (Group) Co., Ltd.	1,510	—
Shaowu City Jinling Power Generation Co., Ltd. and Nanping City Xingshui Co., Ltd.	5,436	5,079
Fujian Taiyu Investment (Group) Co., Ltd., Shaowu City Jinling Power Generation Co., Ltd. and Xiamen Youen Hydropower Development Co., Ltd.	15,100	11,189

	44,394	30,552

(b) Pledge of property, plant and equipment

          As of December 31, 2010, long-term loans of US$271,506 were secured by the pledge of the property, plant and equipment in the amount of US$538,581 of Binglangjiang, Hengda, Xineng, Xiaopengzu, Yingchuan, Wuliting, Ruiyang, Jiulongshan, Zhougongyuan, Shapulong, Yuheng, Yuanping, Wangkeng, Banzhu, Jinling and its subsidiaries.

          As of December 31, 2011, long-term loans of US$251,639 were secured by the pledge of the property, plant and equipment in the amount of US$569,006 of Binglangjiang, Hengda, Xineng, Xiaopengzu, Yingchuan, Wuliting, Ruiyang, Jiulongshan, Zhougongyuan, Shapulong, Yuheng, Wangkeng, Banzhu, Jinlong, Jinwei and Jintang.

(c) Pledge of proceeds from future electricity sales

          As of December 31, 2010, long-term loans of US$135,707 were secured by the proceeds from future electricity sales of Binglangjiang, Hengda, Xineng, Xiaopengzu, Zhougongyuan, Jiulongshan, Yuanping, Wangkeng, Jinling and Jinlong.

          As of December 31, 2011, long-term loans of US$115,978 were secured by the proceeds from future electricity sales of Binglangjiang, Hengda, Xineng, Xiaopengzu, Zhougongyuan, Jiulongshan, Wangkeng, Jinling and Jinlong.

          Maturities of long-term loans for the five years succeeding December 31, 2011 are as follows:

US$

2012	51,651
2013	37,082
2014	36,622
2015	31,511
2016	31,908
Thereafter	78,259

267,033